Mineral Properties (Details Textual) - CAD ($)	1 Months Ended	12 Months Ended
	May 24, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mineral properties [Line Items]
Percentage Of Mineral Property Ownership Acquisition	100.00%
Percentage of ownership interest in property offerred	100.00%
Expense arising from exploration for and evaluation of mineral resources		$ 17,639,000	$ 8,967,000
McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	6.00%
Expense arising from exploration for and evaluation of mineral resources		$ 717,000,000
Consideration receivable in the form of shares	1,600,000	800,000
Total consideration receivable in cash or shares	$ 2,600,000,000
Value of treasury stock investment	$ 7,000,000,000
McQuesten [Member] | Banyan Gold corp [Member] | Gold [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	1.00%
McQuesten [Member] | Banyan Gold corp [Member] | Silver [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	3.00%
Top of range [member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Royalty Expense		$ 4,000,000
Bottom of range [member] | McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 2,600,000,000
UKHM mineral rights [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%
Royalty Expenses Paid		$ 37,000
UKHM mineral rights [Member] | Top of range [member]
Disclosure of mineral properties [Line Items]
Royalty Expense		4,000,000
Income arising from exploration for and evaluation of mineral resources		$ 6,200,000
Non-UKHM mineral rights [Member] | McQuesten [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%
Non-UKHM mineral rights [Member] | Top of range [member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%
Non-UKHM mineral rights [Member] | Top of range [member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%
Non-UKHM mineral rights [Member] | Bottom of range [member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		0.50%
Non-UKHM mineral rights [Member] | Bottom of range [member] | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.00%